Related party transactions (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 17, 2024	Dec. 31, 2024
Bloom Burton Securities Inc
Related party transactions
Commission paid	$ 3,960
Reimbursement of legal and related fees	$ 141
Mr. William Jarosz
Related party transactions
Amount paid for consulting services		$ 706